Consolidated statement of financial position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 176,603	€ 134,718
Intangible assets	21,013	24,648
Right-of-use assets	76,812	47,817
Deferred tax assets	807	523
Other financial assets	52,641	64,693
Total non-current assets	327,876	272,399
Current assets
Inventories	34,104	26,017
Prepayments and other assets	17,934	6,873
Trade and other receivables	56,043	47,235
Contract assets	0	1,512
Other financial assets	1,776	601
Cash and cash equivalents	44,585	83,022
Total current assets	154,442	165,260
Total assets	482,318	437,659
Equity
Share capital	32,521	32,061
Share premium	372,135	365,900
Reserves	(23,141)	(6,860)
Accumulated deficit	(461,198)	(364,088)
Equity attributable to equity holders of the Company	(79,683)	27,013
Non-controlling interests	361	745
Total equity	(79,322)	27,758
Non-current liabilities
Borrowings	350,722	269,033
Lease liabilities	71,563	44,044
Provisions and other liabilities	11,793	520
Contract liabilities	180	2,442
Deferred tax liabilities	1,549	2,184
Derivative liabilities	6,720	0
Total non-current liabilities	442,527	318,223
Current liabilities
Trade and other payables	76,948	56,390
Contract liabilities	9,823	7,917
Current tax liabilities	1,050	1,572
Lease liabilities	11,927	7,280
Provisions and other liabilities	18,643	17,223
Warrant liabilities	0	1,296
Carrying amount of liabilities - Derivative liabilities	722	0
Total current liabilities	119,113	91,678
Total liabilities	561,640	409,901
Total equity and liabilities	€ 482,318	€ 437,659